Note 17 - Geographical Sales	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following for the years ended December 31, 2011 and 2010:

Geographical Areas	2011	2010
North America	$19,140,472	$2,933,829
Europe	10,743,066	14,059,678
China	10,320,513	8,349,254
Australia	837,684	1,064,426
Other countries	765,004	274,584
Asia	713,683	1,266,273
Hong Kong	641,604	870,938

	$43,162,026	$28,818,982